Income Taxes (Details) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 16, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Valuation allowance (in Dollars)						$ 316,000	$ 886,000	$ 316,000
Taxable income (in Dollars)						$ 76,000	$ 0
Effective tax rate		7.00%	0.00%	6.00%	0.00%
Statutory income tax rate				21.00%			21.00%	21.00%
Minimum tax	15.00%
Excess of cost (in Dollars)	$ 1,000,000,000
Excise tax	1.00%